LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2024	2025
	S$	S$

At beginning of year	6,324	31,290
Addition in the year	34,740	54,255
Currency realignment	23	2,560
Interest charged (Note 23)	629	2,597
Payment made	(10,426)	(17,643)
At end of year	31,290	73,059

SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS
	2024	2025
	S$	S$

Current	8,262	19,598
Non-current	23,028	53,461
Total	31,290	73,059